Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Net income	$ 3,339	$ 3,197	$ 5,216
Other comp. income (loss) net of tax:
Actuarial gain (loss) retiree health	4	(3)	0
Minimum pension liability	(6)	(2)	0
Comprehensive income	$ 3,337	$ 3,192	$ 5,216